Accounts Payable And Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable And Accrued Liabilities [Abstract]
Trade payables	$ 136,678	$ 99,197
Capital related	49,038	7,056
VAT and income taxes payable	4,400	23,900
Accrued interest	0	390
Accounts payable and accrued liabilities	$ 190,116	$ 130,543